OTHER RECEIVABLES, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Receivables [Line Items]
Provision for credit losses of other receivables	¥ 344,950	$ 54,225	¥ 348,199